Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 25,999.2		$ 26,821.7
Ending balance	22,766.7	$ 743.5	25,999.2	$ 26,821.7
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	91,928.5		84,061.4	75,114.9
Additions	6,029.8		7,535.1	9,318.5
Disposals or retirements	(4,289.2)		(96.3)	(318.7)
Effect of exchange rate changes	13.1		428.3	(53.3)
Ending balance	93,682.2		91,928.5	84,061.4
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	65,929.3		57,239.7	49,346.8
Additions	9,258.2		8,756.1	8,207.2
Disposals or retirements	(4,289.1)		(77.7)	(317.5)
Effect of exchange rate changes	17.1		11.2	3.2
Ending balance	70,915.5		65,929.3	57,239.7
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,791.8		5,379.2
Ending balance	5,796.4		5,791.8	5,379.2
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,791.8		5,379.2	5,436.6
Effect of exchange rate changes	4.6		412.6	(57.4)
Ending balance	5,796.4		5,791.8	5,379.2
Technology license fees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,062.6		8,621.6
Ending balance	5,731.3		8,062.6	8,621.6
Technology license fees [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	25,759.0		23,534.0	22,161.7
Additions	461.1		2,253.0	1,372.8
Disposals or retirements	0.0		(30.0)
Effect of exchange rate changes	1.3		2.0	(0.5)
Ending balance	26,221.4		25,759.0	23,534.0
Technology license fees [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,696.4		14,912.4	12,226.2
Additions	2,792.4		2,793.5	2,686.8
Disposals or retirements	0.0		(11.4)
Effect of exchange rate changes	1.3		1.9	(0.6)
Ending balance	20,490.1		17,696.4	14,912.4
Software and system design costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,837.4		9,529.4
Ending balance	9,470.3		9,837.4	9,529.4
Software and system design costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	48,675.8		43,651.0	36,239.0
Additions	4,947.4		5,079.0	7,726.2
Disposals or retirements	(4,289.2)		(66.3)	(318.7)
Effect of exchange rate changes	(17.0)		12.1	4.5
Ending balance	49,317.0		48,675.8	43,651.0
Software and system design costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	38,838.4		34,121.6	30,111.7
Additions	5,308.1		4,774.5	4,323.9
Disposals or retirements	(4,289.1)		(66.3)	(317.5)
Effect of exchange rate changes	(10.7)		8.6	3.5
Ending balance	39,846.7		38,838.4	34,121.6
Patent and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,307.4		3,291.5
Ending balance	1,768.7		2,307.4	3,291.5
Patent and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,701.9		11,497.2	11,277.6
Additions	621.3		203.1	219.5
Effect of exchange rate changes	24.2		1.6	0.1
Ending balance	12,347.4		11,701.9	11,497.2
Patent and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,394.5		8,205.7	7,008.9
Additions	1,157.7		1,188.1	1,196.5
Effect of exchange rate changes	26.5		0.7	0.3
Ending balance	$ 10,578.7		$ 9,394.5	$ 8,205.7